Balances and Transactions with Related Parties and Affiliated Companies - Commitments (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Commitment	Supply
Conditions	Supply of all beer products in Mexico’s OXXO stores. The contract may be renewed for five years or additional periods. At the end of the contract OXXO will not hold an exclusive contract with another supplier of beer for the next 3 years. Commitment term, January 1st, 2010 to June 30, 2020.
Short-term employee benefits paid	$ 1,934	$ 2,112	$ 2,163
Postemployment benefits	52	45	48
Termination benefits	36	373	411
Share based payments	$ 853	$ 575	$ 610
Heineken Group
Disclosure of transactions between related parties [line items]
Renewal option for supply contract	5 years
Restriction period from holding exclusive contract with another supplier at the end of the contract term	3 years